STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2022
STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Australian Financial Reporting Standards and Interpretations Not Yet Applied
International Financial Reporting Standards and Interpretations that have recently been issued or amended but are not yet effective have not been adopted by the Group for the year ended June 30, 2022. Those which may be relevant to the Group are set out in the table below, but these are not expected to have any significant impact on the Group's financial statements:

Standard/Interpretation	Application Date of Standard	Application Date for the Group
Annual Improvements to IFRS Standards 2018–2020	January 1, 2022	July 1, 2022
Classification of Liabilities as Current or Non-Current (Amendments to IAS 1)	January 1, 2023	July 1, 2023